Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 21, 2019	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance convertible note				$ 750,000	$ 750,000
FDIC insured amount			250,000		250,000
Cash uninsured amount
Deferred revenue			11,545		11,808	30,164
Deferred revenue cost of goods sold			6,760		6,655	19,470
Lessee, Operating Lease, Term of Contract							5 years
Marketing and Advertising Expense					$ 80,498	$ 137,915
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Options to purchase common stock	825,000
Common stock exercise price	$ 0.50
Merger Agreement [Member] | OWP Ventures, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	39,475,398
Options to purchase common stock	825,000
Common stock exercise price	$ 0.50
Proceeds from issuance convertible note	$ 300,000
Conversion price	$ 0.424
Number of shares cancelled	875,000
Payments to Acquire Machinery and Equipment		$ 1,400,000	$ 1,400,000